Leases (Schedule Of Future Minimum Lease Payments For Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Leases Disclosure [Line Items]
2017	¥ 18,885
2018	13,748
2019	8,703
2020	5,297
2021	3,007
Thereafter	5,319
Total minimum lease payments	54,959
Less - Amount representing interest	12,618
Present value of net minimum lease payments	42,341
Less - Current obligation	14,711	¥ 20,604
Long-term capital lease obligations	¥ 27,630	¥ 34,382